SCHEDULE OF OUTSTANDING WARRANTS (Details) - Dec. 31, 2021	$ / shares shares	$ / shares shares	₪ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	5,966,205	5,966,205	5,966,205
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	5,437	5,437	5,437
Expiry date	Jan. 30, 2022	Jan. 30, 2022	Jan. 30, 2022
Exercise price | (per share)	$ 1.53	$ 1.95
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	61,077	61,077	61,077
Expiry date	Jan. 30, 2022	Jan. 30, 2022	Jan. 30, 2022
Exercise price | (per share)	$ 1.65		₪ 5.124	[1]
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,227,398	3,227,398	3,227,398
Expiry date	Nov. 10, 2025	Nov. 10, 2025	Nov. 10, 2025
Exercise price | (per share)	$ 2.30		₪ 7.1418	[2]
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,366,631	1,366,631	1,366,631
Expiry date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Exercise price | (per share)	$ 2.30		₪ 7.1418	[2]
Warrants Five [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	221,100	221,100	221,100
Expiry date	Apr. 18, 2023	Apr. 18, 2023	Apr. 18, 2023
Exercise price | (per share)	$ 9.33		₪ 29.025	[3]
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,084,562	1,084,562	1,084,562
Expiry date	May 28, 2023	May 28, 2023	May 28, 2023
Exercise price | (per share)	$ 9.33		₪ 29.025	[3]

[1]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$1.95 would be payable in New Israeli Shekels. The exercise price is NIS 5.124 per warrant (see also Note 11).
[2]	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant (see also Note 11).
[3]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant (see also Note 11).